Subsequent Events (Details) - USD ($)	Jul. 15, 2021	Feb. 19, 2021
Subsequent Events (Details) [Line Items]
Purchase price per share		$ 10.21
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Strategic shares issued	1,037,500
Purchase price per share	$ 10.00
Aggregate gross proceeds	$ 10,375,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Aggregate principal amount	$ 500,000
Subsequent description	The Working Capital Note (i) bears no interest, (ii) is due and payable upon the earlier of (a) February 19, 2023 and (b) the date that Pathfinder consummates an initial business combination and (iii) may be prepaid at any time. As of August 13, 2021, there was no amount outstanding under the Working Capital Note.
Business combination agreement prior to Effective date, description	In connection with the Domestication, on the date on which the Closing occurs (the “Closing Date”) prior to the Effective Time (as defined in the Business Combination Agreement): (i) the Company’s name will change to “ServiceMax, Inc.” (the Company upon and after the consummation of the Domestication being referred to herein as “New SM”), (ii) each issued and outstanding Class A ordinary share, par value $0.0001 per share (the “Class A ordinary shares”), and each issued and outstanding Class B ordinary share, par value $0.0001 per share (the “Class B ordinary shares”), of the Company will be converted into one share of common stock, par value $0.00001 per share, of New SM (the “New SM Common Stock”); (iii) each issued and outstanding whole warrant to purchase Class A ordinary shares of the Company will automatically represent the right to purchase one share of New SM Common Stock at an exercise price of $11.50 per share on the terms and conditions set forth in the the Company warrant agreement; (iv) the governing documents of the Company will be amended and restated and become the certificate of incorporation and the bylaws of New SM; and in connection with clauses (ii) and (iii) of this paragraph, each issued and outstanding Unit of the Company that has not been previously separated into the underlying Class A ordinary shares of the Company and the underlying warrants of the Company prior to the Domestication will be cancelled and will entitle the holder thereof to one share of New SM Common Stock and one-fifth of one warrant representing the right to purchase one share of New SM Common Stock at an exercise price of $11.50 per share on the terms and subject to the conditions set forth in the the Company warrant agreement.
Business combination agreement on effective date, description	In accordance with the terms and subject to the conditions of the Business Combination Agreement, at the Effective Time, (i) each share of common stock of ServiceMax (having been distributed to the former vested equityholders of ServiceMax’s parent pursuant to certain pre-closing reorganization transactions) will be exchanged for shares of New SM Common Stock, based on an implied ServiceMax pre-transaction equity value of $1.425 billion, subject to adjustment which would subtract (a) the amount of the cash payments being made to holders of vested profits interests of Parent pursuant to the pre-closing reorganization transactions and (b) the employer portion of any payroll, social security, employment or similar taxes payable in connection with the vesting or settlement of any vested profits interests and cash awards of Parent, and (ii) each equity award with respect to ServiceMax common stock pursuant to the ServiceMax Inc. 2021 Rollover Incentive Plan outstanding as of immediately prior to the Effective Time (including the equity awards issued to holders of unvested equity awards of Parent pursuant to the pre-closing reorganization transactions) will be converted into the right to receive New SM Common Stock in lieu of common stock of ServiceMax.